Short-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Loans [Line Items]
Short- term borrowed	$ 33,417,906	$ 48,435,043	$ 57,057,319
Borrowings interest rates	7.50%
Repaid borrowings	$ 33,234,535	$ 70,827,958	73,220,207
Interest rates percentage		4.00%
Repaid borrowing		$ 281,694
Short-term loans from financial institutions other than banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed		9,523,224	28,481,174
Repaid borrowings	704,857	17,855,445	22,146,119
Short-term loans from banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	4,892,053	282,450
Repaid borrowings	$ 32,251,734	$ 52,972,513	$ 50,628,257
Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	3.50%
Minimum [Member] | Short-term loans from financial institutions other than banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	6.00%
Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	7.00%
Maximum [Member] | Short-term loans from financial institutions other than banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	6.10%